Total
Small Cap Stock Index Portfolio
Fund Summary
Investment Objective
The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These figures also do not reflect any fees or charges imposed by participating insurance companies under their Variable Annuity contracts (VA contracts) or Variable Life Insurance policies (VLI policies), and, if such fees and/or charges were included, the fees and expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Small Cap Stock Index Portfolio Small Cap Stock Index Portfolio - Service Shares
Management fees	0.35%
Distribution and/or service (12b-1) fees	0.25%
Other expenses	0.01%
Total annual fund operating expenses	0.61%
Fee waiver	(0.01%)	[1]
Total annual fund operating expenses (after fee waiver)	0.60%
[1]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has agreed in its management agreement with the fund to pay all of the fund's expenses, except management fees, Rule 12b-1 fees and certain other expenses, including the fees and expenses of the non-interested board members and their counsel. BNY Mellon Investment Adviser, Inc. has further agreed to reduce its fees in an amount equal to the fund's allocable portion of the fees and expenses of the non-interested board members and their counsel (in the amount of .01% for the past fiscal year). These provisions in the management agreement may not be amended without the approval of the fund's shareholders.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The Example does not reflect fees and expenses incurred under VA contracts and VLI policies; if they were reflected, the figures in the Example would be higher. The examples are based on net operating expenses, which reflect the contractual undertaking by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Small Cap Stock Index Portfolio | Small Cap Stock Index Portfolio - Service Shares | USD ($)	61	192	335	750

Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Small Cap Stock Index Portfolio | Small Cap Stock Index Portfolio - Service Shares | USD ($)	61	192	335	750

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 38.37% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund generally is fully invested in all of the stocks that comprise the S&P SmallCap 600 Index. The fund generally invests in all of the stocks in the index in proportion to their weighting in the index; however, at times, the fund may invest in a representative sample of stocks included in the index. Under these circumstances, the fund expects to invest in approximately 500 or more of the stocks in the index.

Because the fund has expenses, performance will tend to be slightly lower than that of the S&P SmallCap 600 Index. The fund attempts to have a correlation between its performance and that of the S&P SmallCap 600 Index of at least .95, before fees and expenses. A correlation of 1.00 would mean that the fund and the index were perfectly correlated.

The S&P SmallCap 600 Index is an unmanaged index of the common stocks of 600 small-sized companies in the U.S. S&P weights each company's stock in the index by its market capitalization (i.e., the share price times the number of shares outstanding), adjusted by the number of available float shares (i.e., those shares available to public investors). Companies eligible to be included in the S&P SmallCap 600 Index generally have market capitalizations ranging between approximately $900 million and $5.8 billion, to the extent consistent with market conditions.

"Standard & Poor's®," "S&P®" and "S&P SmallCap 600® Index" are trademarks of Standard & Poor's Financial Services LLC and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

Principal Risks
Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Service shares from year to year. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.im.bnymellon.com.

Performance information reflects the fund's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, policyowners should consider them when evaluating and comparing the fund's performance. Policyowners should consult the prospectus for their contract or policy for more information.

Year-by-Year Total Returns as of 12/31 each year (%) Service Shares

During the periods shown in the chart: Best Quarter Q4, 2020: 31.18% Worst Quarter Q1, 2020: -32.72%
Average Annual Total Returns (as of 12/31/23)
Average Annual Returns - Small Cap Stock Index Portfolio	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Small Cap Stock Index Portfolio - Service Shares	15.39%	10.41%	8.04%
S&P SmallCap 600® Index reflects no deductions for fees, expenses or taxes	16.05%	11.03%	8.66%